Treasury Stock - Additional Information (Detail) ¥ in Thousands	1 Months Ended	12 Months Ended
	Sep. 30, 2018 USD ($)	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2016 CNY (¥) shares	Mar. 16, 2016 USD ($)
Equity, Class of Treasury Stock [Line Items]
Payments for Repurchase of Common Stock		¥ 221,749	$ 32,252,000	¥ 178,991
Share Repurchase Plan
Equity, Class of Treasury Stock [Line Items]
Stock repurchase program, authorized amount | $					$ 100,000,000
Payments for Repurchase of Common Stock | ¥				¥ 178,991
Share Repurchase Plan | ADS
Equity, Class of Treasury Stock [Line Items]
Repurchase of common stock				2,536,808
2018 Share Repurchase Plan
Equity, Class of Treasury Stock [Line Items]
Stock repurchase program, authorized amount | $	$ 100,000,000
Payments for Repurchase of Common Stock		¥ 221,932	$ 32,279,000
Stock Repurchase Program, Period in Force	1 year
2018 Share Repurchase Plan | ADS
Equity, Class of Treasury Stock [Line Items]
Repurchase of common stock		4,527,304	4,527,304
2018 Share Repurchase Plan | Common Class A [Member]
Equity, Class of Treasury Stock [Line Items]
Repurchase of common stock		45,273,040	45,273,040